united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2019
Shares				Fair Value
	CLOSED-END FUND - 0.4%
49,000	Eaton Vance Limited Duration Income Fund (Cost - $615,930)			$619,850

	EXCHANGE TRADED FUNDS - 7.6%
	DEBT FUND - 0.5%
32,000	SPDR Bloomberg Barclays Short Term High Yield ETF			871,360

	EQUITY FUNDS - 7.1%
4,579	iShares Core S&P 500 ETF			1,349,660
18,245	iShares MSCI ACWI ETF			1,344,839
28,756	iShares MSCI ACWI ex US ETF			1,344,631
20,253	iShares MSCI EAFE ETF			1,331,230
23,134	iShares MSCI EAFE Small-Cap ETF			1,327,892
17,729	iShares MSCI Emerging Markets ETF			760,751
8,293	iShares Russell 1000 ETF			1,350,017
8,799	iShares Russell 2000 ETF			1,368,244
24,380	iShares Russell Mid-Cap ETF			1,362,111
14,904	iShares U.S. Real Estate ETF			1,301,268
				12,840,643

	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,798,759)			13,712,003

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 50.4%
	AUTO MANUFACTURERS - 2.5%
$4,405,000	General Motors Financial Co., Inc.	3.650	11/24/2020	4,463,288

	BANKS - 10.7%
4,000,000	Bank of Montreal	2.100	6/15/2020	3,993,474
5,000,000	Branch Banking & Trust Co.	2.100	1/15/2020	4,993,032
5,000,000	Fifth Third Bank	2.200	10/30/2020	4,995,756
243,000	Goldman Sachs Group, Inc.	2.590	4/23/2020	243,501
2,700,000	Huntington Bancshares, Inc.	3.110	3/14/2021	2,734,320
2,200,000	Wells Fargo & Co.	4.430	4/1/2021	2,284,281
				19,244,364
	BEVERAGES - 1.4%
2,500,000	Anheuser-Busch InBev Worldwide, Inc.	2.480	7/15/2022	2,521,158

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.8%
5,000,000	Federal Farm Credit Banks	1.180	8/1/2019	4,996,124
2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	1,994,755
1,500,000	Federal Farm Credit Banks	2.120	9/28/2020	1,500,023
3,000,000	Federal Farm Credit Banks	2.000	7/19/2021	3,000,029
2,366,000	Federal Farm Credit Banks	2.000	8/23/2021	2,356,089
6,000,000	Federal Home Loan Banks	1.130	7/11/2019	5,997,955
10,000,000	Federal Home Loan Banks	1.750	7/13/2020	9,972,438
1,900,000	Federal Home Loan Banks	1.970	8/17/2021	1,894,851
7,500,000	Federal Home Loan Mortgage Corp.	1.300	8/23/2019	7,489,928
5,000,000	Federal Home Loan Mortgage Corp.	1.300	9/20/2019	4,990,958
2,500,000	Federal Home Loan Mortgage Corp.	1.700	6/29/2020	2,496,805
4,000,000	Federal Home Loan Mortgage Corp.	1.460	8/10/2020	3,976,967

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019
Par Value			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 35.8% (Continued)
2,000,000	Federal Home Loan Mortgage Corp.		1.510	8/28/2020	$1,991,143
2,500,000	Federal Home Loan Mortgage Corp.		2.150	11/24/2021	2,500,929
6,000,000	Federal National Mortgage Association		1.130	7/26/2019	5,995,470
2,000,000	Federal National Mortgage Association		1.880	10/30/2020	1,994,138
1,500,000	Federal National Mortgage Association		2.000	7/26/2021	1,500,167
					64,648,769

	TOTAL BONDS & NOTES (Cost - $90,194,769)				90,877,579

Shares
	SHORT-TERM INVESTMENT - 36.5%
	MONEY MARKET FUND - 36.5%
65,818,239	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, to yield 2.05% *				65,818,239
	TOTAL SHORT-TERM INVESTMENT - (Cost - $65,818,239)

	TOTAL INVESTMENTS - 94.9% (Cost - $167,427,697)				$171,027,671
	OTHER ASSETS LESS LIABILITIES - NET - 5.1%				9,260,565
	NET ASSETS - 100.0%				$180,288,236

*	Money Market Fund; Interest rate reflects seven-day effective yield on June 30, 2019. A portion represents positions held in GPMAS Fund Limited.
ETF	Exchange Traded Fund
LONG FUTURES CONTRACTS
Long Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/(Depreciation)
867	10 YR Mini JBG Future	September 2019		123,845,661	$353,653
81	3 Mo Euribor	March 2021		23,165,634	36,650
368	3 Mo EuroYen TFX	March 2020		85,424,944	22,794
1,564	3 Mo Sterling	March 2021		246,922,068	221,904
1,529	90 Day Euro$ Future	March 2021		376,401,575	1,220,575
19	Coffee Futures +	September 2019		779,831	41,325
57	Dollar Index Future	September 2019		5,452,962	(19,038)
53	Euro CHF 3 Mo ICE	June 2020		13,712,051	15,608
248	Euro-Bund Future	September 2019		48,785,663	595,563
1	Euro-Schatz Future	September 2019		127,870	259
118	FTSE 100 Index Future	September 2019		11,066,670	116,414
122	Gold +	August 2019		17,247,140	1,404,380
52	Japanese Yen Future	September 2019		6,065,150	(27,994)
21	LME Nickel Future +	September 2019		1,600,830	67,410
68	Long Gilt Future	September 2019		11,276,640	124,128
330	Mexican Peso Future	September 2019		8,490,900	67,350
149	Mini MSCI Emerging Markets Index Future	September 2019		7,847,830	201,560
77	Nikkei 225 (SGX)	September 2019		7,582,792	93,356
14	Oat Future +	December 2019		193,550	(5,125)
5	Palladium Future +	September 2019		768,800	58,470
17	Rough Rice Futures +	September 2019		393,550	(8,560)
84	S&P 500 E-mini Future	September 2019		352,800	203,108
24	S&P Mid 400 E-mini	September 2019		57,600	104,640
18	Silver Future +	September 2019		1,380,690	(15,300)

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

LONG FUTURES CONTRACTS (Continued)
Long Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/(Depreciation)
176	US 10 Yr Future	September 2019		22,522,500	$482,984
121	US 5 Yr Note	September 2019		14,296,906	206,195
129	US Long Bond Future	September 2019		20,071,594	658,742
		Net Unrealized Appreciation from Open Long Futures Contracts			$6,221,051

SHORT FUTURES CONTRACTS
Short Contracts	Description	Expiration	Notional Value ^		Unrealized Appreciation/(Depreciation)
95	Australian Dollar Future	September 2019		6,684,200	$(14,725)
183	BP Currency Future	September 2019		14,581,669	18,422
28	Canola Future +	November 2019		195,373	1,076
6	Cattle Feeder Future +	August 2019		410,550	54,050
21	Cocoa +	September 2019		509,250	(13,650)
43	Cotton +	December 2019		1,420,720	39,130
83	Euro Fx Future	September 2019		11,875,744	(51,875)
8	LME Copper Future +	September 2019		1,199,200	27,050
14	LME Primary Aluminum Future +	September 2019		630,088	(14,437)
13	LME Zinc Future +	September 2019		812,825	(15,925)
63	Natural Gas Future +	August 2019		1,454,040	68,040
98	New Zealand Dollar Future	September 2019		6,592,460	(90,160)
14	Platinum Future +	October 2019		588,770	(16,870)
11	Soybean Future +	November 2019		507,650	7,425
27	Soybean Meal +	August 2019		851,310	29,160
52	Soybean Oil Future +	August 2019		885,144	(19,344)
119	Sugar Future +	October 2019		1,681,994	(40,869)
		Net Unrealized Depreciation from Open Short Futures Contracts			$(33,502)

		Total Net Unrealized Appreciation from Open Futures Contracts			$6,187,549

+ This investment is a holding of GPMAS Fund Limited.
^ The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price.  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  If market quotations are not readily available or if the Adviser believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”).  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies may be valued at net asset value.  Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2019

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund's investments measured at fair value:

Grant Park Multi Alternative Strategies Fund
Assets *	Level 1	Level 2	Level 3	Total
Closed-End Fund	$ 619,850	$ -	$ -	$ 619,850
Exchange Traded Funds	13,712,003	-	-	13,712,003
Bonds & Notes	-	90,877,579	-	90,877,579
Short-Term Investment	65,818,239	-	-	65,818,239
Long Futures Contracts	6,221,051	-	-	6,221,051
Total	$ 86,371,143	$ 90,877,579	$ -	$ 177,248,722

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts	$ 33,502	$ -	$ -	$ 33,502
Total	$ 33,502	$ -	$ -	$ 33,502

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Fund's Consolidated Portfolio of Investments for security classifications.

Consolidation of Subsidiaries –  The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary.  All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMAS commenced operations on December 31, 2013.
A summary of the Grant Park Multi Alternative Strategies Fund’s investments in the GPMAS is as follows:
GPMAS Fund Limited (GPMAS)
June 30, 2019
Fair Value of Commodity Pool Investment	$9,268,158
Other Assets	$-
Total Net Assets	$9,268,158

Percentage of the Fund's Total Net Assets	5.1%

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2019

For tax purposes, GPMAS is an exempted Cayman investment company. It has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, it is a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, GPMAS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Exchange Traded Funds- The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Portfolio of Investments as of June 30, 2019:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation/(depreciation) from futures contracts
The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of June 30, 2019:
Derivative Investment Value

Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of June 30, 2019
Futures	$719,078	$(118,020)	$1,647,436	$3,939,055	$6,187,549

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments categorized by primary risk exposure as of June 30, 2019:

Realized gain/(loss) on derivatives
Derivative Investment Type	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total as of June 30, 2019
Futures	$(209,099)	$223,108	$225,178	$9,415,173	$9,654,360

At June 30, 2019, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:
		Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Grant Park Multi Alternative Strategies Fund		$170,641,163	$3,603,174	$(3,216,666)	$386,508

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/28/19

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 8/28/19